UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%‡
	Shares	Value
CONSUMER DISCRETIONARY — 16.2%
Aaron’s	12,874	$476,081
Caleres	11,033	364,530
Citi Trends*	11,121	264,791
Helen of Troy*	4,002	351,295
Performance Sports Group*	20,459	335,937
Regis*	12,806	187,352
Standard Motor Products	10,378	379,523
Stoneridge*	36,797	447,820

		2,807,329

ENERGY — 4.6%
Delek US Holdings	6,610	235,779
McDermott International*	58,262	256,353
Sanchez Energy*	19,321	141,623
World Fuel Services	4,056	164,876

		798,631

FINANCIALS — 26.3%
Agree Realty REIT	12,047	373,337
Ameris Bancorp	10,118	273,287
BGC Partners, Cl A	58,719	578,382
Communications Sales & Leasing REIT	15,327	319,568
Corporate Office Properties Trust REIT	11,579	267,822
Kearny Financial*	27,844	310,461
Kennedy-Wilson Holdings	7,004	177,341
National General Holdings	25,406	581,544
Radian Group	31,553	582,468
Renasant	17,063	548,575
Talmer Bancorp, Cl A	10,115	164,875
Webster Financial	10,326	399,203

		4,576,863

HEALTH CARE — 17.9%
Aerie Pharmaceuticals*	25,506	462,679
AtriCure*	17,586	488,715
GenMark Diagnostics*	38,884	330,514

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Genocea Biosciences*	18,739	$243,607
K2M Group Holdings*	20,401	466,775
Novavax*	29,385	354,383
Supernus Pharmaceuticals*	23,399	496,293
Synergetics USA*	56,775	274,223

		3,117,189

INDUSTRIALS — 12.3%
Aerojet Rocketdyne Holdings*	15,051	352,344
DXP Enterprises*	5,697	209,080
GP Strategies*	7,477	214,515
Kimball International, Cl B	26,474	299,686
Matthews International, Cl A	3,326	179,105
Multi-Color	2,812	179,574
Primoris Services	28,430	516,004
Viad	6,556	187,961

		2,138,269

INFORMATION TECHNOLOGY — 15.9%
Atmel	19,058	157,800
Diebold	14,881	506,698
DTS*	8,300	236,467
M/A-COM Technology Solutions Holdings*	6,452	217,497
Plexus*	7,807	297,759
Ruckus Wireless*	24,872	306,672
ShoreTel*	68,562	486,104
Super Micro Computer*	7,474	199,332
Verint Systems*	6,092	354,676

		2,763,005

MATERIALS — 4.8%
Ferro*	25,803	358,404
Haynes International	4,600	195,822

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
Headwaters*	15,085	$286,766

		840,992

TOTAL COMMON STOCK (Cost $16,254,118)		17,042,278

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Value ETF (Cost $14,723)	150	14,778

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust Money Market Fund, Cl A, 0.000% (A) (Cost $485,228)	485,228	485,228

TOTAL INVESTMENTS — 100.9% (Cost $16,754,069)†		$17,542,284

Percentages are based on Net Assets of $17,383,451.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2015.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	At July 31, 2015, the tax basis cost of the Fund’s investments was $16,754,069, and the unrealized appreciation and depreciation were $1,493,367 and $(705,152) respectively.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-001-0300

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%‡
	Shares	Value
CONSUMER DISCRETIONARY — 5.3%
Aaron’s	5,578	$206,275
Darden Restaurants	3,150	232,344
General Motors	5,532	174,313
Lear	1,569	163,286
Whirlpool	878	156,047
Wyndham Worldwide	2,560	211,251

		1,143,516

CONSUMER STAPLES — 6.9%
Altria Group	3,360	182,717
Kimberly-Clark	1,283	147,507
Kroger	4,232	166,064
Procter & Gamble	4,426	339,474
Tyson Foods, Cl A	6,533	289,738
Wal-Mart Stores	5,020	361,339

		1,486,839

ENERGY — 12.0%
Chevron	4,336	383,649
Denbury Resources	27,600	108,744
Exxon Mobil	9,948	787,981
Marathon Petroleum	4,500	246,015
National Oilwell Varco	4,621	194,683
Phillips 66	3,531	280,715
Valero Energy	5,504	361,062
World Fuel Services	5,643	229,388

		2,592,237

FINANCIALS — 30.1%
AmTrust Financial Services	3,064	212,978
Bank of America	31,237	558,518
Berkshire Hathaway, Cl B*	4,058	579,239
Citigroup	10,957	640,546
Goldman Sachs Group	2,063	423,059
Highwoods Properties REIT	5,049	213,724
Huntington Bancshares	15,840	184,853

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
JPMorgan Chase	7,189	$492,662
Lincoln National	5,397	303,959
MetLife	4,034	224,855
Morgan Stanley	7,288	283,066
PNC Financial Services Group	1,622	159,248
Prologis REIT	6,793	275,864
Prudential Financial	3,080	272,149
Radian Group	14,858	274,279
Simon Property Group REIT	1,450	271,469
Travelers	3,258	345,739
UDR REIT	7,205	243,601
Wells Fargo	9,699	561,281

		6,521,089

HEALTH CARE — 12.2%
Abbott Laboratories	8,211	416,215
Anthem	1,196	184,507
Bristol-Myers Squibb	3,448	226,327
Johnson & Johnson	3,696	370,376
Merck	6,460	380,882
Pfizer	8,391	302,579
Thermo Fisher Scientific	1,834	255,898
UnitedHealth Group	1,874	227,504
Zimmer Biomet Holdings	2,739	285,048

		2,649,336

INDUSTRIALS — 9.7%
AGCO	3,772	207,498
Delta Air Lines	5,375	238,328
FedEx	1,444	247,530
General Dynamics	1,731	258,109
General Electric	20,968	547,265
L-3 Communications Holdings, Cl 3	1,160	133,934
Oshkosh	4,434	162,018
Terex	6,202	137,436

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
United Rentals*	2,351	$157,494

		2,089,612

INFORMATION TECHNOLOGY — 10.7%
Ambarella*	1,420	164,535
Apple	2,272	275,594
Cisco Systems	16,445	467,367
Electronic Arts*	3,113	222,735
Intel	7,151	207,022
International Business Machines	1,362	220,630
Microsoft	2,853	133,235
Palo Alto Networks*	894	166,132
Skyworks Solutions	2,593	248,072
Verint Systems*	3,706	215,764

		2,321,086

MATERIALS — 2.7%
Cabot	4,917	172,980
Dow Chemical	2,922	137,509
Reliance Steel & Aluminum	4,423	268,034

		578,523

TELECOMMUNICATION SERVICES — 2.3%
AT&T	8,184	284,312
Verizon Communications	4,488	209,994

		494,306

UTILITIES — 6.1%
AES	14,649	187,507
American Electric Power	4,712	266,558
Entergy	3,010	213,770
PG&E	5,110	268,326
Public Service Enterprise Group	5,173	215,559

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — continued
SCANA	2,975	$163,030

		1,314,750

TOTAL COMMON STOCK (Cost $20,948,633)		21,191,294

EXCHANGE TRADED FUND — 0.1%
iShares Russell 1000 Value ETF (Cost $19,253)	200	20,582

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust Money Market Fund, Cl A, 0.000% (A) (Cost $485,688)	485,688	485,688

TOTAL INVESTMENTS — 100.4% (Cost $21,453,574)†		$21,697,564

Percentages are based on Net Assets of $21,618,491.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2015.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
†	At July 31, 2015, the tax basis cost of the Fund’s investments was $21,453,574, and the unrealized appreciation and depreciation were $1,041,632 and $(797,642) respectively.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-002-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015